INVENTORIES - Components of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventories [Abstract]
Gold doré	$ 1,515	$ 1,265
Gold in circuit	12,814	16,010
Ore stockpiles	6,538	5,581
Supplies and consumables	20,565	18,070
Current inventories	$ 41,432	$ 40,926